As filed with the Securities and Exchange Commission on February 23, 2001

                                                      1933 Act File No. 33-57986
                                                      1940 Act File No. 811-7470

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
            Pre-Effective Amendment No.                                      [ ]
                                            ----
            Post-Effective Amendment No.     26
                                            ----                             [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
            Amendment No.                    27
                                            ----
                        (Check appropriate box or boxes.)

                              HERITAGE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. REISS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

         Approximate Date of Proposed Public Offering March 1, 2001

It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on March 1, 2001 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              HERITAGE SERIES TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for Eagle Class shares of Eagle International Equity Portfolio

            Statement of Additional Information for Eagle Class shares of Eagle International Equity Portfolio

            Part C of Form N-1A

            Signature Page

            Exhibits

The purpose of this filing is to update the prospectus and statement of additional information for the Eagle Class shares of the Equity International Equity Portfolio ("Portfolio"). This filing does not affect the prospectus or statement of additional information for the Class A, Class B and Class C shares of the Portfolio, or any other series of the Registrant.

[GRAPHIC OMITTED]

                                        THE EAGLE INTERNATIONAL EQUITY PORTFOLIO



                                   PROSPECTUS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 MARCH 1, 2001


                                     EAGLE
                             ASSET MANAGEMENT INC.

                              880 CARILLON PARKWAY
                                 P.O. BOX 10520
                               ST. PETERSBURG, FL
                                   33733-0520
                                 (727) 573-2453
                                 (800) 237-3101

        ABOUT THE EAGLE CLASS OF THE PORTFOLIO

        Objective                                                           1
        ......................................................................
        How the Portfolio Pursues its Objective                             1
        ......................................................................
        What are the Main Risks of Investing in the Portfolio               1
        ......................................................................
        How the Portfolio has Performed                                     2
        ......................................................................
        What are the Costs of Investing in the Portfolio                    3


        WHO MANAGES THE PORTFOLIO

        Investment Adviser                                                  4
        ......................................................................
        Subadviser                                                          4
        ......................................................................
        Investment Committee                                                4
        ......................................................................
        Fund Administrator and Transfer Agent                               4


        DISTRIBUTION OF PORTFOLIO SHARES

        Who Distributes the Portfolio's Shares                              5
        ......................................................................
        Understanding Distribution and Service Fees                         5


        ABOUT YOUR INVESTMENT

        How to Buy Shares                                                   5
        ......................................................................
        How to Sell Shares                                                  5
        ......................................................................
        Account and Transaction Policies                                    7
        ......................................................................
        How Distributions are Made and Tax Information                      7


        FINANCIAL HIGHLIGHTS                                                9

ABOUT THE EAGLE CLASS OF THE PORTFOLIO

OBJECTIVE


The Eagle International Equity Portfolio (Portfolio) seeks capital appreciation principally through investment in a portfolio of international equity securities.

HOW THE PORTFOLIO PURSUES ITS OBJECTIVE


The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The Portfolio may invest in securities traded on any securities market in the world. In allocating the Portfolio's assets among various securities markets of the world, the Portfolio's subadviser considers such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations and financial, social, national and political factors. The Portfolio's subadviser also considers market regulations and liquidity of the market.

The Portfolio normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Countries represented in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and Singapore. The Portfolio also invests in emerging markets (which may include investments in countries such as India, Mexico and Poland). Emerging markets are those countries whose markets are not yet highly developed. The Portfolio can invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts to improve its returns or protect its assets.

The Portfolio may invest in any type or size of company. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. Because income is an incidental consideration, the Portfolio also can invest a portion of its assets in investment-grade, fixed-income securities. The Portfolio will invest in such securities when in the subadviser's opinion, it is in the Portfolio's best interest and when equity securities appear to be overvalued. Investing in fixed-income securities affords the Portfolio the opportunity for capital growth, as in periods of declining interest rates.

The Portfolio will invest primarily in equity securities of foreign companies that the subadviser believes have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. As a temporary defensive measure because of market, economic or other conditions, the Portfolio may invest up to 100% of its assets in high-quality, short term debt instruments. To the extent that the Portfolio invokes this strategy, its ability to achieve its investment objective may be affected adversely.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO



The greatest risk of investing in the Portfolio is that its returns will fluctuate and you could lose money. The Portfolio invests primarily in equity securities whose value may decrease in response to the activities of the company that issued the security, general market conditions and/or economic conditions. If this occurs, the Portfolio's net asset value also may decrease.



FOREIGN SECURITIES. The Portfolio also may invest without limit in foreign securities either indirectly (e.g., through depository receipts) or directly in foreign markets. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Portfolio's returns and net asset value may be affected to

                            1   P R O S P E C T U S
a large degree by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign equity and currency markets -- as well as foreign economies and political systems -- may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of the Portfolio's foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the United States, and there may be less public information available about foreign companies. Because the Portfolio may invest in emerging markets, there are risks of greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

DERIVATIVES. The Portfolio may use derivatives such as futures contracts, foreign currency and forward contracts to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If the Portfolio's subadviser incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the Portfolio, the Portfolio could lose money.

FIXED-INCOME SECURITIES. Because the Portfolio may invest in investment-grade, fixed-income securities, it is subject to interest rate risk. If interest rates rise, the market value of the Portfolio's fixed-income securities will fall and, thus, may reduce the Portfolio's return.



CORE HOLDINGS. Although the Portfolio is diversified, the Portfolio normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. As a result, the increase or decrease of the value of a single stock may have a greater impact on the Portfolio's net asset value and total return.



HOW THE PORTFOLIO HAS PERFORMED



The bar chart and table below illustrate annual Eagle Class and market benchmark returns for the periods ended December 31, 2000. This information is intended to give you some indication of the risk of investing in the Portfolio by demonstrating how its returns have varied over time. The bar chart shows the Portfolio's Eagle Class share performance from one year to another. The table shows what the return of the Eagle Class of shares would equal if you average out actual performance over various lengths of time. Because this information is based on past performance, it is not a guarantee of future results.


                                 [GRAPH OMITTED]

                                1996      10.59%
                                1997       8.47%
                                1998      14.99%
                                1999      35.33%
                                2000    (22.12)%


                            2   P R O S P E C T U S

From its inception on May 1, 1995 through December 31, 2000, the Eagle Class shares' highest quarterly return was 25.2% for the quarter ended December 31, 1999 and the lowest quarterly return was -15.28% for the quarter ended September 30, 1998.

-------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2000):*
-------------------------------------------------------------------------------
PERIOD                                            EAGLE CLASS     EAFE INDEX**
-------------------------------------------------------------------------------
1 Year                                              -22.12%         -14.16%
-------------------------------------------------------------------------------
5 year                                                7.77%           7.14%
-------------------------------------------------------------------------------
Life of Class (+)                                     8.20%           5.99%
-------------------------------------------------------------------------------


 *  The Portfolio's returns in this table are after deduction of expenses.
** The EAFE Index is an unmanaged index representative of the market structure of approximately 47 developed and foreign emerging markets. Its returns do not include the effect of any sales charges. That means the actual returns would be lower if they included the effect of sales charges.
(+) Eagle class shares were first offered May 1, 1995.


WHAT ARE THE COSTS OF INVESTING IN THE PORTFOLIO



The tables below describe the fees and expenses that you may pay if you buy and hold Eagle Class shares. The Eagle Class' expenses are based on actual expenses incurred for the fiscal year ended October 31, 2000.

-------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
                                                                  EAGLE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
 (as a % of offering price)                                           None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original purchase price
 or redemption proceeds, whichever is lower)                          None
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS):
-------------------------------------------------------------------------------
                                                                  EAGLE CLASS
-------------------------------------------------------------------------------
Management Fees*                                                     1.00%
-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                1.00%
-------------------------------------------------------------------------------
Other Expenses                                                       0.60%
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                            2.60%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                             0.07%
-------------------------------------------------------------------------------
Net Expenses                                                         2.53%
-------------------------------------------------------------------------------


* Eagle Asset Management, Inc., the investment adviser to the Portfolio, has agreed to waive its fees and, if necessary, reimburse the Portfolio to the extent that Eagle Class annual operating expenses exceed 2.53% of the Eagle Class' average daily net assets for the Portfolio's fiscal year ending October 31, 2001. Any reduction in Eagle's management fees is subject to reimbursement by the Portfolio within the following two fiscal years if overall expenses fall below this percentage limitation.


                            3   P R O S P E C T U S

EXPENSE EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses for Year 1 are net of fee waivers and/or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Eagle Class shares                   $256        $802      $1,374      $2,929
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

INVESTMENT ADVISER



Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the Portfolio's investment adviser and a wholly owned subsidiary of Raymond James Financial, Inc. Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $6.3 billion for these clients as of December 31, 2000. Eagle's investment advisory fee charged to the Portfolio for its 2000 fiscal year was 1.00% of average daily net assets. The contractual fee is 1.0% on the first $100 million of assets and .80% of average daily net assets thereafter.



SUBADVISER



Eagle may allocate assets of the Portfolio among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Eagle may propose the addition of one or more additional subadvisers if approved by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Subject to receiving an exemptive order from the Securities and Exchange Commission, Eagle may be permitted to enter into new or modified subadvisory agreements.

Eagle has selected Martin Currie, Inc., (Martin Currie) Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES to serve as the subadviser to the Portfolio. Martin Currie is a wholly owned subsidiary of Martin Currie Limited, a private limited company incorporated in Scotland. Martin Currie Limited is one of Scotland's largest professional money managers and, together with Martin Currie, has $10.3 billion under management as of December 31, 2000.



INVESTMENT COMMITTEE

Investment decisions for the Portfolio are made by a committee of Martin Currie organized for that purpose and no single person is primarily responsible for making recommendations to the committee. The committee is subject to the general oversight of Martin Currie, Eagle and the Board of Trustees.

FUND ADMINISTRATOR AND TRANSFER AGENT



Heritage Asset Management, Inc. (Heritage or Transfer Agent), an affiliate of Eagle, is the Portfolio's transfer agent. Heritage also is a wholly owned subsidiary of Raymond James Financial, Inc. In addition to its duties as transfer agent, Heritage also may provide certain administrative services for the Portfolio. Heritage receives a fee from Eagle for performing these administrative services for the Portfolio.



                            4   P R O S P E C T U S

DISTRIBUTION OF PORTFOLIO SHARES


WHO DISTRIBUTES THE PORTFOLIO'S SHARES


Raymond James & Associates, Inc. (Distributor) currently serves as the distributor of the Portfolio. The Distributor may compensate other broker/dealers to promote sales of Eagle Class shares.



Eagle pays a service fee based on average daily net assets to broker/dealers, including the Distributor, who have services agreements with Eagle. Eagle pays these service fees out of amounts received for investment advisory and administrative services to the Portfolio.

UNDERSTANDING DISTRIBUTION AND SERVICE FEES

The Eagle Class of the Portfolio has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of Eagle Class shares and for services provided to shareholders. Eagle Class shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

MINIMUM INVESTMENTS. The minimum initial investment in Eagle Class shares is $50,000. For investors who have $100,000 invested with Eagle in individually managed accounts, your minimum is $25,000. You may make additional investments if you invest at least $1,000. Eagle may waive these minimums at its discretion.

INITIAL PURCHASES. You may open a new account by sending a signed and completed Eagle New Account Application to the following address:

           Eagle International Equity Portfolio -- Eagle Class
           P.O. Box 10520
           St. Petersburg, FL 33733

When your Application is received and accepted, the Portfolio's Transfer Agent will place your order to purchase Eagle Class shares. You must make payment for initial purchases within three business days of the receipt of your order.

SUBSEQUENT PURCHASES. You may make additional investments by

  o placing an order through the Distributor or through your financial advisor and making payment within three business days, or

  o sending a check to the above address.

HOW TO SELL SHARES

BY MAIL. You may sell shares from your account by sending a signed letter of instruction or stock power. Specify your account number and the dollar value or number of Eagle Class shares you wish to sell. You must include any share certificates you wish to sell with your written instructions. Such certificates must be endorsed for transfer exactly as the name or names appear on the certificates. Mail the request to Eagle International Equity Portfolio -- Eagle Class, P.O. Box 10520, St. Petersburg, FL 33733.

                            5   P R O S P E C T U S

In some circumstances, the Portfolio requires the signatures of the account owners guaranteed along with a written letter requesting sale of shares. These include:


  o Sales of greater than $100,000,

  o Sales from any account that has had an address change in the past 30 days,

  o Sales in which a payment is to be sent to an address other than the address of record,


  o Sales in which payment is to be made to payees other than the exact registration of the account or


  o Sales of any shares represented by share certificates.


We will only accept official signature guarantees from participants in our signature guarantee program, which includes most banks and security dealers. A notary public cannot guarantee your signature. Contact the Transfer Agent at 800-237-3101 for details.



THROUGH YOUR FINANCIAL ADVISOR. You may sell shares by contacting your financial advisor. Your order to sell must be received before the New York Stock Exchange (NYSE) closes -- typically 4:00 pm Eastern time. Your financial advisor will transmit your request to sell your Eagle Class shares and may charge a fee for this service.



BY SYSTEMATIC WITHDRAWAL. You may periodically sell shares from your account through the systematic withdrawal plan. To establish the plan, complete the appropriate section of the account application or contact your financial advisor for the applicable forms. Availability of this plan may be limited by your financial advisor. You should consider the following factors when establishing a plan:


  o Make sure you have a sufficient amount of shares in your account.


  o Determine how much you wish to withdraw. You must withdraw at least $250 for each transaction.


  o Determine the schedule: monthly, quarterly, semiannual or annual basis.


  o Determine which day of the month you would like the withdrawal to occur. Available dates are the 1st, 5th, 10th or 20th day of the month. If such a day falls on the weekend, the withdrawal will take place on the next business day.


  o Eagle and the Distributor reserve the right to cancel systematic withdrawals at any time.


RECEIVING PAYMENT. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. If you sell shares that were recently purchased by personal check, payment may be delayed until the Portfolio verifies your check has cleared, which may take up to fifteen days. Drafts or ACH transactions initiated by a third-party are not acceptable redemption instructions and will not be honored. You may receive payment of your sales proceeds the following ways:



  o BY CHECK. We will mail a check to the address of record or bank account specified on your account application. Checks made payable to a person other than the registered owners or sent to an address other than the address of record require written instructions accompanied by a signature guarantee, as described above.

  o BY WIRE. You may request that we send your proceeds by Federal Reserve wire to a bank account you specify. You must provide wiring instructions to the Transfer Agent in writing. The proceeds normally will be sent the next day. A wire fee will be charged to your account.

  o TO YOUR BROKERAGE ACCOUNT. If you sell shares through your financial advisor, payment will be directed to your brokerage account. Payment for these shares generally occurs three business days after you place your sale request.



                            6   P R O S P E C T U S

ACCOUNT AND TRANSACTION POLICIES



PRICING OF SHARES. The Portfolio's regular business days are the same as those of the NYSE, normally Monday through Friday. The net asset value per share
(NAV) is determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share price is calculated by dividing the Eagle Class' net assets by the number of outstanding Eagle Class shares. Because the value of the Portfolio's investments changes every business day, the NAV usually changes as well.



In calculating NAV, the Portfolio typically prices its securities by using pricing services or market quotations. However, in cases where these are unavailable or when the investment subadviser believes that subsequent events have rendered them unreliable, the Portfolio may use fair-value estimates instead. Additionally, the Portfolio invests in securities that are primarily listed on foreign exchanges that trade on weekends and other days when the Portfolio does not price its shares. As a result, the NAV may change on days when shareholders will not be able to purchase or redeem shares.

TIMING OF ORDERS. All orders to buy or sell shares are executed as of the next NAV calculated after the order has been received in good order. Orders are accepted until the close of regular trading on the NYSE every business day -- normally 4:00 p.m. Eastern time -- and are executed the same day at that day's NAV. Orders received by your financial advisor prior to the close of regular trading of the NYSE and transmitted to the Distributor prior to 5:00 p.m. the same day will be executed at the NAV on that day. Otherwise, all orders will be executed at the NAV determined as of the close of regular trading on the next trading day.



RESTRICTIONS ON ORDERS. The Portfolio and the Distributor reserve the right to refuse any purchase order and to suspend the offering of Eagle Class shares for a period of time. There are certain times when you may not be able to sell shares or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when the Portfolio cannot determine the value of its assets or sell its holdings.



REDEMPTION IN KIND. We reserve the right to give you securities instead of cash when you sell shares if the amount of the sale is at least either $250,000 or 1% of the Portfolio's assets.

ACCOUNT WITH BELOW-MINIMUM BALANCES. If your account value falls below $20,000 as a result of selling shares (and not because of performance), the Portfolio reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 days after notification, the Portfolio may sell your remaining shares and send you the proceeds.

SHARE CERTIFICATES. Certificates evidencing share ownership will be provided only upon request.

HOW DISTRIBUTIONS ARE MADE AND TAX INFORMATION

DISTRIBUTIONS AND TAXES. The Portfolio distributes to its shareholders dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses. The dividends you receive from the Portfolio will be taxed as ordinary income.



The Portfolio also distributes net capital gains to its shareholders normally once a year. Capital gains are generated when the Portfolio sells its assets for profit. Capital gains are taxed differently depending on how long the Portfolio held the asset. Distributions of net gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates.


Distributions of dividends and net capital gains are automatically reinvested in Eagle Class shares at NAV (without sales charge) unless you decide to take your distributions in cash, in the form of a check. However, if you have a Systematic Withdrawal Plan, your distributions will be automatically reinvested in Portfolio shares.


                            7   P R O S P E C T U S

Selling shares and receiving distributions (whether reinvested or taken in cash) usually are taxable events. These transactions typically create the following tax liabilities for taxable accounts:

-------------------------------------------------------------------------------
SUMMARY OF TAX LIABILITY FOR TAXABLE ACCOUNTS:
-------------------------------------------------------------------------------
TYPE OF TRANSACTION                          TAX STATUS
-------------------------------------------------------------------------------
Income dividends                             Ordinary income rate
-------------------------------------------------------------------------------
Short-term capital gain distributions        Ordinary income rate
-------------------------------------------------------------------------------
Long-term capital gain distributions         Capital gains rate
-------------------------------------------------------------------------------
Sales of shares owned more than one year     Long-term capital gains or losses
                                             (capital gains rate)
-------------------------------------------------------------------------------
Sales of shares owned for one year or less   Gains are taxed at the same rate
                                             as ordinary income; losses are
                                             subject to special rules
-------------------------------------------------------------------------------


TAX REPORTING. If you are a non-retirement account holder, each year we will send you a Form 1099 that tells you the amount of distributions you received for the prior calendar year, and the tax status of those distributions, and a list of reportable sale transactions. Generally, the Portfolio's distributions are taxable to you in the year you receive them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.

WITHHOLDING TAXES. If you are a non-corporate shareholder and if the Portfolio does not have your correct Social Security or other taxpayer identification number, or you are otherwise subject to backup withholding, federal law requires us to withhold 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your tax return.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



                            8   P R O S P E C T U S

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of the Eagle Class shares of the Eagle International Equity Portfolio for the periods indicated. Certain information reflects financial results for a single Eagle Class share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Portfolio's financial statements, is included in the statement of additional information, which is available upon request.


                     EAGLE INTERNATIONAL EQUITY PORTFOLIO

                                                                                EAGLE CLASS SHARES*
                                                   -----------------------------------------------------------------------------
                                                                          FOR THE YEARS ENDED OCTOBER 31,
                                                   -----------------------------------------------------------------------------
                                                       2000          1999            1998               1997             1996
                                                   -----------   -----------   ----------------   ----------------   -----------
NET ASSET VALUE, BEGINNING OF THE YEAR .........    $  31.04      $  25.17        $  23.83           $  22.14         $  20.79
                                                    --------      --------        --------           --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss (a) .......................       (0.41)        (0.27)          (0.17)             (0.11)           (0.01)
 Net realized and unrealized gain on
   investments .................................        0.53          6.26            2.13               2.28             1.84
                                                    --------      --------        --------           --------         --------
 Total from Investment Operations ..............        0.12          5.99            1.96               2.17             1.83
                                                    --------      --------        --------           --------         --------
LESS DISTRIBUTIONS:
 Dividends from net investment income ..........          --            --              --              (0.01)              --
 Distributions from net realized gain on
   investments .................................       (4.44)        (0.12)          (0.62)             (0.17)           (0.47)
                                                    --------      --------        --------           --------         --------
 Total Distributions ...........................       (4.44)        (0.12)          (0.62)             (0.48)           (0.48)
                                                    --------      --------        --------           --------         --------
NET ASSET VALUE, END OF YEAR ...................    $  26.72      $  31.04        $  25.17           $  23.83         $  22.14
                                                    ========      ========        ========           ========         ========
TOTAL RETURN (%) ...............................       (1.91)        23.85            8.38 (c)           9.98 (c)         8.93
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses net, to average daily net
   assets (a) ..................................        2.60          2.60            2.60               2.60             2.60
 Net investment income to average daily net
   assets ......................................       (1.35)        (0.95)          (0.67)             (0.47)           (0.02)
 Portfolio turnover rate (b) ...................          67            78              71                 50               59
 Net assets, end of year ($ millions) ..........          27            32              33                 32               22

----------
* Per share amounts have been calculated using the monthly average share method to reflect what is in the annual report.
(a) Excludes management fees waived and expenses reimbursed by Eagle in the amount of $.01, $.03, $.06, and $.16 per Eagle Class share for the years ending October 31, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios including such items would have been 2.65%, 2.71%, 2.86% and 3.31% for Eagle Class shares for the years ending October 31, 1999, 1998, 1997 and 1996, respectively.
(b) Not annualized.
(c) These returns are calculated based on the published net asset value at October 31, 1997.


                            9   P R O S P E C T U S

                          EAGLE INTERNATIONAL EQUITY
                                   PORTFOLIO

                             EAGLE CLASS OF SHARES

                                  PROSPECTUS



                                 March 1, 2001

More information on the Portfolio is available free upon request including the following:

ANNUAL/SEMIANNUAL REPORTS. Provides additional information about the Portfolio's investments, describes the Portfolio's performance, portfolio holdings and contains a letter from the investment subadviser discussing recent market conditions, economic trends, and portfolio strategies that significantly affect the Portfolio's performance during that period.

STATEMENT OF ADDITIONAL INFORMATION (SAI). Provides more details about the Portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

To obtain information or make an inquiry, contact Eagle:

      By mail:      P.O. Box 10520
                    St. Petersburg, FL 33733

      By telephone: (800) 237-3101

      By internet:  www.heritagefunds.com

These documents and other information about the Portfolio can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202)-942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



To eliminate unnecessary duplication, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call
(800) 237-3101 or send an e-mail to Heritage at heritage@heritagefunds.rjf.com.


The Portfolio's Investment Company registration number is 811-7470.


NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THAT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                       STATEMENT OF ADDITIONAL INFORMATION

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                                   EAGLE CLASS


         This Statement of Additional Information ("SAI") dated March 1, 2001 should be read in conjunction with the Prospectus dated March 1, 2001, describing the Eagle Class shares of the Eagle International Equity Portfolio. The Eagle International Equity Portfolio also offers additional classes of shares, which are not discussed in this SAI. This SAI is not a prospectus itself. To receive a copy of the Eagle Class Prospectus, write to Eagle Asset Management, Inc. ("Eagle") at the address below, or call (800) 237-3101.



                          Eagle Asset Management, Inc.

                                 P.O. Box 10520
                              880 Carillon Parkway
                          St. Petersburg, Florida 33733

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----


I.    GENERAL INFORMATION......................................................1
        A. History.............................................................1
        B. Classification and Structure........................................1
        C. Investment Process..................................................1
II.   INVESTMENT INFORMATION...................................................1
        A. Investment Policies and Strategies..................................1
        B. Industry Classifications...........................................17
III.  INVESTMENT LIMITATIONS..................................................17
        A. Fundamental Investment Policies....................................17
        B. Non-Fundamental Investment Policies................................18
IV.   NET ASSET VALUE.........................................................19
V.    PERFORMANCE INFORMATION.................................................20
VI.   INVESTING IN THE EAGLE CLASS............................................21
VII.  REDEEMING SHARES........................................................21
        A. Systematic Withdrawal Plan.........................................21
        B. Redemptions in Kind................................................22
        C. Receiving Payment..................................................22
VIII. TAXES...................................................................23
IX.   SHAREHOLDER INFORMATION.................................................27
X.    PORTFOLIO INFORMATION...................................................27
        A. Management of the Portfolio........................................27
        B. Five Percent Shareholders..........................................29
        C. Investment Adviser; Subadviser.....................................29
        D. Brokerage Practices................................................30
        E. Distribution of Shares.............................................32
        F. Administration of the Portfolio....................................33
        G. Potential Liability................................................33
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
  AND FINANCIAL STATEMENTS...................................................C-1

I.       GENERAL INFORMATION
         -------------------

         A.  HISTORY
             -------

         Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992.

         B.  CLASSIFICATION AND STRUCTURE
             ----------------------------

         The Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Eagle International Equity Portfolio (the "Portfolio") is one of the Trust's separate investment portfolios. The Portfolio offers the Eagle Class of shares, sold without a sales charge ("Eagle Class"). The Portfolio offers additional classes of shares, which are not covered in this SAI. To obtain more information about the other classes of shares, call (800) 421-4184.

         The Portfolio is structured to combine the regional and global presence of larger, well-known companies in established markets with the potentially rapid growth of companies in the expanding economies of many emerging countries.

         C.  INVESTMENT PROCESS
             ------------------

         Eagle Asset Management, Inc., the Portfolio's investment adviser, has retained Martin Currie Inc. as the Portfolio's investment subadviser (the
"Subadviser"). The Subadviser's parent company, Martin Currie Limited, is a privately owned international advisory firm that was established in 1881. Martin Currie Limited, coupled with the Subadviser, employs more than 30 investment professionals who comprise six geographic investment teams that service more than $10.3 billion in investors' assets as of December 31, 2000.

         The Subadviser uses a top down country allocation and a bottom up stock selection process. In choosing countries in which to invest assets, the Subadviser considers the major economic trends in that country, any political and economic changes in the country and the country's capital flows. In choosing individual companies, the Subadviser, based on a growth style with a value component, considers the company's business strategy, relative value and earnings momentum.

II.      INVESTMENT INFORMATION
         ----------------------

         A.  INVESTMENT POLICIES AND STRATEGIES
             ----------------------------------

         This section provides a detailed description of the securities in which the Portfolio may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. In general, the Portfolio invests at least 65% of its total assets in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The remainder of the Portfolio's assets may be invested in the securities specified below. At APPENDIX A you will find a PORTFOLIO INVESTMENT TABLE that provides information regarding the extent to which the Portfolio may invest in a specific security or instrument. For more information on the Portfolio's principal strategies and risks, please see the Portfolio's prospectus.

         EQUITY SECURITIES:

         COMMON STOCKS. The Portfolio may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of "Investment Grade/Lower Rated Securities" for additional information.

         The Subadviser, on behalf of the Portfolio, will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, an evaluation of the relative attractiveness of the current price of the underlying common stock, and a judgment of the value of the convertible security relative to the common stock at current prices.

         PREFERRED STOCK. The Portfolio may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). The Portfolio may invest in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

         WARRANTS AND RIGHTS. The Portfolio may purchase warrants and rights, which are instruments that permit the Portfolio to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The Portfolio currently does not intend to invest more than 5% of its net assets in warrants. However, the Portfolio may invest in warrants or rights it acquired as part of a unit or attached to securities at the time of purchase without limitation.

         DEBT SECURITIES:

         DEBT SECURITIES. The Portfolio may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

         CORPORATE DEBT OBLIGATIONS. The Portfolio may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments. The Portfolio invests primarily in investment grade non-convertible corporate debt. Please see the discussion of "Investment Grade/Lower Rated Securities" for additional information. See Appendix A for a description of corporate debt ratings.

         INVESTMENT GRADE/LOWER RATED SECURITIES:

         INVESTMENT GRADE SECURITIES. The Portfolio may invest in securities rated investment grade. Investment grade securities include securities rated BBB or above by Standard & Poor's ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics, and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The Portfolio may retain a security that has been downgraded below investment grade if, in the opinion of the Subadviser, it is in the Portfolio's best interest.

         LOWER RATED/HIGH-YIELD SECURITIES. The Portfolio may invest in securities rated below investment grade, I.E., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by the Subadviser. These securities are commonly referred to as "junk bonds" and are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities.

         RISK FACTORS OF LOWER RATED/HIGH-YIELD SECURITIES:
         -------------------------------------------------

         INTEREST RATE AND ECONOMIC RISK. As with all debt securities, the market prices of high-yield securities tend to decrease when interest rates rise and increase when interest rates fall. The prices of high-yield securities also will fluctuate greatly during periods of economic uncertainty and changes and, thus, in the Portfolio's net asset value. During these periods, some highly leveraged high-yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing. In addition, the Portfolio may need to replace or sell a junk bond that it owns at unfavorable prices or returns. Accordingly, those high yield securities held by a fund may affect its net asset value and performance adversely during such times.

         In a declining interest rate market, if an issuer of a high-yield security containing a redemption or call provision exercises either provision, the Portfolio would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which the Portfolio's expenses could be allocated and in a reduced rate of return for it. While it is impossible to protect entirely against this risk, diversification of a fund's investment portfolio and the Subadviser's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund's investment portfolio.

         CREDIT RISK. Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high-yield securities but may not reflect the true risks of an investment in such securities. A reduction in an issuer's credit rating may cause that issuer's high-yield securities to decrease in market value. The Subadviser continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Subadviser primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination. See Appendix B for a description of corporate debt ratings.

         LIQUIDITY RISK. The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities. During periods of economic uncertainty or adverse economic changes, the market may be further restricted. In these conditions, the Portfolio may have to dispose of its high yield securities at unfavorable prices or below fair market value. In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may affect adversely the public's perception of the junk bond market. The Trust's Board of Trustees ("Board") or Subadviser may have difficulty assessing the value of high-yield securities during these times. Consequently, any of these factors may reduce the market value of high yield securities held by the Portfolio.

         SHORT-TERM MONEY MARKET INSTRUMENTS:

         BANKERS' ACCEPTANCES. The Portfolio may invest in bankers' acceptances. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers' acceptances that are eligible for purchase at times extend to nine months, but more commonly range from 30 to 180 days.

         CERTIFICATES OF DEPOSIT ("CDS"). The Portfolio may invest in CDs issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation ("FDIC") is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

         COMMERCIAL PAPER. The Portfolio may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

         REPURCHASE AND REVERSE REPURCHASE AGREEMENTS:

         REPURCHASE AGREEMENTS. In accordance with the guidelines and procedures established by the Board, the Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities. A repurchase agreement is a transaction in which the Portfolio purchases securities and commits to resell the securities to the original seller at an agreed upon date. The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Portfolio if the other party becomes bankrupt, the Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Subadviser to present minimal credit risks.

         The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Portfolio always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian, State Street Bank and Trust Company ("Custodian").

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Portfolio may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities and the Portfolio's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Portfolio's limitation on borrowing.

         U.S. GOVERNMENT SECURITIES:

         The Portfolio may invest in U.S. Government securities. U.S. Government securities include Treasury bills, Treasury notes and Treasury bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, supported by the issuer's right to borrow from the U.S. Treasury or supported by the issuer's credit.

         FOREIGN SECURITIES EXPOSURE:

         DEPOSITORY RECEIPTS. The Portfolio may invest in sponsored or unsponsored European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International Depository Receipts ("IDRs") or other similar securities representing the interests in or convertible into securities of foreign issuers (collectively, "Depository Receipts"). Depository Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.

         EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

         EURO/YANKEE BONDS. The Portfolio may invest in dollar-denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general. These risks are discussed below.

         FOREIGN SECURITIES. The Portfolio may invest in foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Their markets and economies may react differently to specific or global events that the U.S. market and economy. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.

         In addition, the Portfolio may invest in emerging markets. Special considerations (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         The Portfolio will not invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of the Subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Portfolio to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

         Because investments in foreign companies usually will involve currencies of foreign countries, the value of any of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. Additionally, to protect against uncertainty in the level of future exchange rates, the Portfolio, as discussed below in the section on futures, forwards, and hedging transactions, may enter into contracts to purchase or sell foreign currencies at a future date (a "forward currency contract" or "forward contract").

         AMERICAN DEPOSITORY RECEIPTS ("ADRS"):

         The Portfolio may invest in sponsored and unsponsored ADRs. ADRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

         ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

         HEDGING INSTRUMENTS - FUTURES, FORWARDS, OPTIONS AND HEDGING
         TRANSACTIONS:

         GENERAL DESCRIPTION. The Portfolio may use a variety of financial instruments ("Hedging Instruments"), including futures contracts (sometimes referred to as "futures"), options, and forward currency contracts to attempt to hedge the Portfolio's investments as discussed below.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by the Portfolio. Thus, in a short hedge, the Portfolio takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

         Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Portfolio owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

         The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Portfolio's ability to use Hedging Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products and strategies described below, the Portfolio expects to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as the Subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. The Subadviser may utilize these opportunities to the extent that it is consistent with the Portfolio's investment objective and permitted by the Portfolio's investment limitations and applicable regulatory authorities. Although the Portfolio may use a variety of Hedging Instruments, it intends to purchase and sell and use for hedging or investment purposes those Hedging Instruments as specified and discussed in the sections that follow.

         SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

                  (1) Successful use of most Hedging Instruments depends upon the Subadviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the Subadviser is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges, using Hedging Instruments on indices, will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                  To compensate for imperfect correlation, the Portfolio may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Portfolio entered into a short hedge because the Subadviser projected a decline in the price of a security in the investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

                  (4) As described below, the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If the Portfolio were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a security at a disadvantageous time. The Portfolio's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Portfolio.

         COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts, options, or futures contracts or (2) cash and other liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with the Custodian, in the prescribed amount.

         Assets used as cover or otherwise set aside cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

         OPTIONS

         The Portfolio may use for hedging or investment purposes, certain options, including options on securities, equity and debt indices and currencies. Certain special characteristics of and risks with these strategies are discussed below.

         CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value.

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         The Portfolio effectively may terminate its right or obligation under an option by entering into a closing transaction. If the Portfolio wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, it may purchase a put or call option of the same series (I.E., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, the Portfolio may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

         In considering the use of options, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options depends upon the Subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

         (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by a fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although a fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

         With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to it. For example, because the Portfolio may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, the Portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

         (5) The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if the Portfolio could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         FUTURES




         The Portfolio may purchase and sell only currency and stock index futures for hedging or investment purposes.

         A futures contract sale creates an obligation by the seller to deliver the type of commodity, currency or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying security or currency in a specified delivery month at a stated price. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         The Portfolio may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities it owns or intends to acquire. The Portfolio may sell stock index futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling securities. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads. The sale of futures contracts provides an alternative means of hedging the Portfolio against a decline in the value of its investments. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's securities that are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the sale of securities. Employing futures as a hedge may also permit the Portfolio to assume a defensive posture without selling securities.

         Certain special characteristics of and risks with these strategies are discussed below.

         GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES TRADING. Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

         The Portfolio is required to maintain margin deposits through which it buys and sells futures contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts ("marking to market"). If the price of an open futures position declines so that the Portfolio has market exposure on such contract, the broker will require the Portfolio to deposit variation margin. If the value of an open futures position increases so that the Portfolio no longer has market exposure on such contract, the broker will pay any excess variation margin to the Portfolio.

         Most of the exchanges on which futures contracts are traded limit the amount of fluctuation permitted in futures prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some traders to substantial losses.

         Another risk in employing futures contracts as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by the Subadviser may still not result in a successful transaction.

         STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the investment portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where the Portfolio has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

         Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         LIMITATION ON THE USE OF FUTURES PORTFOLIO STRATEGIES. To the extent that the Portfolio enters into futures contracts other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's investment portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. This limitation does not limit the percentage of the Portfolio's assets at risk to 5%.

         FOREIGN CURRENCY HEDGING STRATEGIES -- RISK FACTORS. The Portfolio may only use futures on foreign currencies, as described above, and foreign currency forward contracts as described below.

                  Currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

                  The Portfolio might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Portfolio may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which the Subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

                  The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, the Portfolio could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

                  Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FORWARD CURRENCY CONTRACTS. A forward currency contract (or forward contract) involves an obligation of the Portfolio to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Forward contracts are traded directly between the Portfolio and a contra party (usually a large commercial bank). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         The Portfolio is not required to enter into a forward contract and will not do so unless deemed appropriate by the Subadviser. The Portfolio's ability to engage in forward contracts may be limited by tax considerations and it generally will not enter into a forward contract with a term of greater than one year.

         The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies will usually involve foreign currencies, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversion between various currencies. Further, forward currency transactions may serve as long hedges - for example, the Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges - for example, the Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

         The Portfolio may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities denominated in such foreign currency. The Portfolio may enter into such a forward contract when the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar.

         In addition, the Portfolio may use forward currency contracts when the Subadviser wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying securities transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency. Also, the Portfolio may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

         The Portfolio may use forward currency contracts to shift exposure of foreign currency fluctuations from one country to another. For example, if the Portfolio owned securities denominated in a foreign currency and the Subadviser believed the currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations.

         The cost to the Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         COMBINED TRANSACTIONS. The Portfolio may enter into multiple futures transactions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Subadviser, it is in the best interests of the Portfolio to do so. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although combined transactions normally are entered into based on the Subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination instead will increase such risks or hinder achievement of the portfolio management objective.

         FORWARD COMMITMENTS:


         The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). The Portfolio may engage in forward commitments if it either (1) holds and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. When such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, the Portfolio may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

         ILLIQUID AND RESTRICTED SECURITIES:

         The Portfolio will not purchase or otherwise acquire any illiquid security, including repurchase agreements maturing in more than seven days, if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

         Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a fund, however, could affect adversely the marketability of such portfolio securities and a fund may be unable to dispose of such securities promptly or at reasonable prices.

         INVESTMENT COMPANIES:

         The Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Portfolio becomes a shareholder of that investment company. As a result, the Portfolio's shareholders indirectly bear its proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the Portfolio's own operations. The Portfolio may invest up to 10% of its assets in securities of closed-end investment companies that invest in foreign markets. See "Foreign Securities Exposure" for a discussion of the risks of investing in foreign securities.

         OTHER INVESTMENT PRACTICES:

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Portfolio purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Portfolio's Custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of the Portfolio's when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Portfolio will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

When the time comes to pay for when-issued or delayed-delivery securities, the Portfolio will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

         LOANS OF PORTFOLIO SECURITIES. The Portfolio may loan portfolio securities to broker-dealers or other financial institutions. The collateral for the Portfolio's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loan. The Portfolio may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. The Portfolio could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement the Portfolio's income through investment of the cash collateral in short-term interest bearing obligations.

         TEMPORARY DEFENSIVE PURPOSES. For temporary defensive purposes, the Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, and (2) debt and equity securities or U.S. issuers.

         B.  INDUSTRY CLASSIFICATIONS
             ------------------------




         For purposes of determining industry classifications, the Portfolio will rely primarily upon classifications published by Bloomberg L.P. except with respect to investments in companies that produce or manufacture semiconductors. Investments in those companies will be classified as one of the following four industry groups: logic semiconductors (semiconductors that perform a processing or controlling function); analog semiconductors (semiconductors that manipulate unprocessed data, such as movement, temperature and sound); memory semiconductors (semiconductors that hold programs and data); and communications semiconductors (semiconductors used primarily in the transmission, amplification and switching of voice, data and video signals). If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Eagle may designate an appropriate Bloomberg L.P. industry classification. In addition, in the event that any Bloomberg L.P. classifications are determined by Eagle to be so broad that the primary economic characteristics of issuers within a single class are materially different, the Portfolio will classify issuers within that class according to classifications determined by the Financial Times Stock Exchange International.

III.     INVESTMENT LIMITATIONS

         A.  FUNDAMENTAL INVESTMENT POLICIES
             -------------------------------

         In  addition  to  the  limits   disclosed   above  and  the  investment
limitations described in the Prospectus, the Portfolio is subject to the following investment limitations. The limitations below are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or

(2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         DIVERSIFICATION. With respect to 75% of the its total assets, the Portfolio may not invest more than 5% of the Portfolio's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

         INDUSTRY CONCENTRATION. The Portfolio may not purchase securities if, as a result of such purchase, more than 25% of the value of the Portfolio's total assets would be invested in any one industry; however, this restriction does not apply to U.S. Government securities.

         BORROWING  MONEY.  The  Portfolio  may not  borrow  money  except  as a temporary measure for extraordinary or emergency purposes except that the Portfolio will not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, the Portfolio may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the currency value of its total assets.

         ISSUING SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted by its investment objective, policies, and investment limitations of the Portfolio or with respect to transactions involving options, futures, forward currency contracts, or other financial instruments.

         UNDERWRITING. The Portfolio may not underwrite securities except to the extent that, in connection with the disposition of portfolio securities, that Portfolio may be deemed to be an underwriter under federal securities laws.

         INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The Portfolio may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships) except that (1) the Portfolio may purchase securities issued by companies that invest in or sponsor such interests, (2) the Portfolio may purchase and sell forward contracts, futures contracts, options and foreign currency and (3) the Portfolio may purchase securities that are secured by interests in real estate.

         LOANS. The Portfolio may not make loans, except where loans are made by purchase of debt obligations or by entering into repurchase agreements or through lending of the Portfolio's securities.

         MARGIN PURCHASES. The Portfolio will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

         SHORT SALES. The Portfolio will not make short sales of securities or maintain a short position, except that the Portfolio may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and the Portfolio may sell short "against the box."

         B.  NON-FUNDAMENTAL INVESTMENT POLICIES

         The Portfolio has adopted the following additional restrictions which, together with certain limits described above, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

         INVESTING IN ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in securities that are subject to restrictions on resale or are not readily marketable without registration under the 1933 Act and in repurchase agreements maturing in more than seven days.

         SELLING SHORT. The Portfolio will not sell securities "short against the box."

         INVESTING IN INVESTMENT COMPANIES. The Portfolio may not invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. In addition, the Portfolio may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by the Portfolio's shareholders.

         All percentage limitations on investments set forth herein and in the prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

IV.      NET ASSET VALUE
         ---------------

         The net asset value per share of Eagle Class is determined daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business (each a "Business Day"). The Exchange normally is open for business Monday through Friday except the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Portfolio values securities or assets it holds as follows:

         LISTED SECURITIES. A security listed or traded on the Exchange, or on The Nasdaq Stock Market, is valued at its last sales price on the principal exchange or market on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

         OPTIONS AND FUTURES. Options and futures positions are valued based on market quotations when readily available. Market quotations generally will not be available for options traded in the OTC market.

         FOREIGN ASSETS. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a fund calculates the daily net asset value of each class. Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of the Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

         SHORT-TERM SECURITIES. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

         FAIR VALUE ESTIMATES. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board.

         The Portfolio is open each Business Day. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Portfolio's close of business on each Business Day. In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the Portfolio's net asset values per share are not calculated. Calculation of net asset value of Eagle Class shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Portfolio calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the funds' net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

         The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets or (4) for such other periods as the SEC may by order permit for the protection of the holders of Eagle Class shares.

V.       PERFORMANCE INFORMATION
         -----------------------

         Total return data of the Eagle Class shares from time to time may be included in advertisements about that class. The Eagle Class' performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Average annual total return quotes for each class used in each fund's advertising and promotional materials are calculated for the one-year, five-year and ten-year periods (or life of the fund), according to the following formula:


                          n
                    P(1+T) = ERV

          where:     P     =       a hypothetical initial payment of $1,000
                     T     =       average annual total return
                     n     =       number of years
                 ERV       =       ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period at the end of that period

         All dividends and other distributions by the Eagle Class are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

         In connection with communicating its average annual total return or cumulative return to current or prospective shareholders, the Eagle Class may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Eagle Class' investment results to those of other mutual funds and investment vehicles.

         In addition, the Portfolio may from time to time include in advertising and promotional materials Eagle Class' total return or cumulative figures that are not calculated according to the formula set forth above or for other periods for each class of shares. For example, in comparing the Eagle Class' aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Mutual Funds or with such market indices as the Dow Jones Industrial Average and the S&P 500 Index, the Eagle Class calculates its cumulative total return for the specified periods of time by assuming an investment of $10,000 and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. By not annualizing the performance, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. The Eagle Class also may compare its total or cumulative returns to relevant global and international indices, including but not limited to, the Morgan Stanley Capital International World Index (containing more than 1,400 securities listed on the exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East) and the Morgan Stanley Capital International Europe, Australia, Far East Index (containing over 1,000 companies representing the stock markets of Europe, Australia, and the Far East).

         The Eagle Class' average annualized total returns for the period May 1, 1995 (commencement of operations) to October 31, 2000, for the period November 1, 1995 to October 31, 2000, and for the year ended October 31, 2000 were 9.39%, 9.54%, and -1.69%, respectively. The Eagle Class' cumulative total returns for the same periods were 63.96%, 85.26%, and -1.69%, respectively.

VI.      INVESTING IN THE EAGLE CLASS
         ----------------------------

         Eagle Class shares are sold at their next determined net asset value on Business days. The procedures for purchasing shares of the Eagle Class is explained in the prospectus under "How to Buy Shares." The Portfolio's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor") has agreed that it will hold the Portfolio harmless in the event of loss as a result of cancellation of trades in Portfolio shares by the Distributor, its affiliates or its customers.

VII.     REDEEMING SHARES
         ----------------

         The methods of redemption are described in the section of the prospectus entitled "How to Sell Shares."

         A.  SYSTEMATIC WITHDRAWAL PLAN
             --------------------------

         Shareholders may also elect to make systematic withdrawals from their Eagle Class account of a minimum of $250 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from the shareholder's account to provide the withdrawal amount specified. The Systematic Withdrawal Plan is not currently available for shares held in an IRA, simplified employee pension plan or other retirement plan. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Portfolio's Transfer Agent, Heritage Asset Management, Inc. ("Transfer Agent" or "Heritage").

         Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 1st, 5th, 10th or 20th day of each month, whichever is applicable based upon the date the Shareholder elects to receive payments. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed on the next business day following redemption. If shareholders elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be automatically reinvested in Eagle Class shares. Shareholders may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Distributor or the Transfer Agent. The Portfolio, the Transfer Agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. Such a payment is taxable to the extent the amount of the payment exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

         Ordinarily, a shareholder should not purchase additional Eagle Class shares if maintaining a Systematic Withdrawal Plan because a shareholder may incur tax liabilities in connection with such purchases and withdrawals. The
Portfolio will not knowingly accept purchase orders from shareholders for additional shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals.

         B.  REDEMPTIONS IN KIND
             -------------------

         The Portfolio is obligated to redeem shares of the Eagle Class for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Eagle Class's net asset value, whichever is less. Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as a Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving portfolio instruments could receive less than the redemption value of their securities and could incur certain transaction costs.

         C.  RECEIVING PAYMENT
             -----------------

         If shares of the Portfolio are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received in good order (as described below) before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the Portfolio to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Portfolio, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of the Portfolio's Eagle Class shares can be directed to registered representatives of the Distributor, a participating dealer or to the Transfer Agent.

         A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the FDIC, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Transfer Agent, under its current signature guarantee program.

         The Portfolio has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, the Transfer Agent reserves the right to redeposit those funds into your account.

VIII.    TAXES
         -----

         GENERAL. The Portfolio is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company ("RIC") under the Internal Revenue of 1986, as amended ("Code"). To do so, the Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to the dividends-paid deduction) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By  qualifying  for  treatment  as a RIC,  the  Portfolio  (but not its shareholders)  will  be  relieved  of  Federal  income  tax on the  part  of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Portfolio failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.





         DISPOSITION OF EAGLE CLASS SHARES; DISTRIBUTIONS. A redemption of the Portfolio's Eagle Class shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. If shares of the Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Dividends from the Portfolio's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of that the Portfolio's earnings and profits, whether received in cash or in additional shares. Distributions of the Portfolio's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time the shares have been held. Shareholders receive Federal income tax information regarding dividends and other

         A portion of the dividends (but not the capital gain distributions) the Portfolio pays, , not exceeding the aggregate dividends it receives from U.S. corporations, which are insubstantial in its case, will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

         Dividends and other distributions the Portfolio declares in December of any year and that are payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by those shareholders on December 31 if the Portfolio pays them during the following January.

         The Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide it with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to such election, the Portfolio would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's Federal income tax. If the Portfolio makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the its income from sources within foreign countries and U.S. possessions and foreign taxes it paid. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Portfolio most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


         The Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Portfolio's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations that occur between the time the Portfolio accrues dividends, interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

         HEDGING STRATEGIES. The use of hedging strategies, such as purchasing and selling options or futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the

Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward currency contracts the Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which the Portfolio may invest will be subject to section 1256 of the Code ("Section 1256 Contracts"). Section 1256 Contracts the Portfolio holds at the end of each taxable year, other than
Section 1256 Contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Portfolio must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Portfolio recognizes, without in either case increasing the cash available to the Portfolio.

         Code Section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which the Portfolio may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

         If the Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward currency contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Investors are advised to consult their own tax advisers regarding the status of an investment in the Portfolio under state and local tax laws.

IX.      SHAREHOLDER INFORMATION
         -----------------------

         Each Eagle Class share of the Portfolio gives the shareholder one vote in matters submitted to shareholders for a vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the Portfolio's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

X.       PORTFOLIO INFORMATION
         ---------------------

         A.  MANAGEMENT OF THE PORTFOLIO
             ---------------------------

         BOARD OF TRUSTEES. The business affairs of the Portfolio are managed by or under the direction of the Board. The Trustees are responsible for managing the Portfolio's business affairs and for exercising all the Portfolio's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

         BACKGROUND OF THE TRUSTEES AND OFFICERS. The Trust's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA and Eagle.


                                  Position with          Principal Occupation
Name                                the Trust           During Past Five Years
----                              -------------         ----------------------

Thomas  A.  James*  (58)          Trustee             Chairman   of  the   Board
880 Carillon Parkway                                  since   1986   and   Chief
St. Petersburg, FL 33716                              Executive   Officer  since
                                                      1969 of RJF;  Chairman  of
                                                      the  Board  of  RJA  since
                                                      1986;   Chairman   of  the
                                                      Board of Eagle  since 1984
                                                      and    Chief     Executive
                                                      Officer of Eagle,  1994 to
                                                      1996.

Richard K. Riess* (51)            President and       Executive  Vice  President
880 Carillon Parkway              Trustee             and Managing  Director for
St. Petersburg, FL  33716                             Asset  Management  of  RJF
                                                      since     1998,      Chief
                                                      Executive Officer of Eagle
                                                      since 1996,  President  of
                                                      Eagle, 1995 to 2000, Chief
                                                      Operating    Officer    of
                                                      Eagle, 1988 to 1995.

Donald W. Burton (56)             Trustee             President     of     South
614 W. Bay Street, Suite 200                          Atlantic           Capital
Tampa, FL  33606                                      Corporation       (venture
                                                      capital) since 1981.

C. Andrew Graham (60)             Trustee             Vice      President     of
Graham Financial Printers                             Financial   Designs   Ltd.
3200 Cherry Creek Drive                               since 1992.
Denver, CO  80209

David M. Phillips (61)            Trustee             Chairman     and     Chief
World Trade Center Chicago                            Executive  Officer  of CCC
444 Merchandise Mart                                  Information Services, Inc.
Chicago, IL  60654                                    since 1994 and of InfoVest
                                                      Corporation   (information
                                                      services to the  insurance
                                                      and  auto  industries  and
                                                      consumer households) since
                                                      1982.

                                  Position with          Principal Occupation
Name                                the Trust           During Past Five Years
----                              -------------         ----------------------

Eric Stattin (67)                 Trustee             Litigation
1975 Evening Star Drive                               Consultant/Expert  Witness
Park City, UT  84060                                  and private investor since
                                                      1988.

James L. Pappas (57)              Trustee             Lykes Professor of Banking
16303 Villarreal de Avila                             and Finance  since 1986 at
Tampa, FL  33613                                      University     of    South
                                                      Florida;  Dean of  College
                                                      of                Business
                                                      Administration,   1987  to
                                                      1996.

K.C. Clark (42)                   Executive Vice      Executive  Vice  President
880 Carillon Parkway              President and       and    Chief     Operating
St. Petersburg, FL  33716         Principal           Officer of Heritage Mutual
                                  Executive           Funds since  2000;  Senior
                                                      Vice      President      -
                                                      Operations             and
                                                      Administration of Heritage
                                                      Mutual Funds, 1998 Officer
                                                      to 2000;  Vice President -
                                                      Operations             and
                                                      Administration of Heritage
                                                      Mutual   Funds,   1993  to
                                                      1998.

Donald H. Glassman (43)           Treasurer           Treasurer    of   Heritage
880 Carillon Parkway                                  since 1989;  Treasurer  of
St. Petersburg, FL  33716                             Heritage    Mutual   Funds
                                                      since 1989.

Clifford J. Alexander (57)        Secretary           Partner,   Kirkpatrick   &
1800 Massachusetts Ave., N.W.                         Lockhart LLP (law firm).
Washington, DC  20036

Robert J. Zutz (48)               Assistant           Partner,   Kirkpatrick   &
1800 Massachusetts Ave., N.W.     Secretary           Lockhart LLP (law firm).
Washington, DC  20036

-------------------------

* These Trustees are "interested persons" as such term is defined in section 2(a)(19) of the 1940 Act.


         The Trustees and officers of the Trust, as a group, own less than 1% of Eagle Class shares. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

          Because service providers perform substantially all of the services necessary for the operation of the Portfolio, the Portfolio requires no employees. No officer, director or employee of Heritage or Eagle receives any compensation from the Portfolio either for acting as a director or officer. The following table shows the compensation earned by each Trustee for the calendar year ended December 31, 2000.

COMPENSATION TABLE



----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Total Compensation
                                Aggregate        Pension or Retirement                                From the Trust and
                              Compensation          Benefits Accrued           Estimated Annual       the Heritage Family
     Name of Person,             From the            as Part of The             Benefits Upon            of Funds Paid
        Position                  Trust             Trust's Expenses             Retirement              to Trustees(1)
        --------                  -----             ----------------             ----------              --------------
----------------------------------------------------------------------------------------------------------------------------
Donald W. Burton,                 $10,500                  $0                        $0                      $19,500
Trustee
C. Andrew Graham,                 $11,667                  $0                        $0                      $21,666
Trustee

Thomas A. James,                  $0                       $0                        $0                      $0
Trustee

James L. Pappas,                  $11,667                  $0                        $0                      $21,666
Trustee

David M. Phillips,                $10,500                  $0                        $0                      $19,500
Trustee

Richard K. Riess,                 $0                       $0                        $0                      $0
Trustee

Eric Stattin,                     $11,677                  $0                        $0                      $21,666
Trustee
----------------------------------------------------------------------------------------------------------------------------
-------------------------

(1)   The Heritage Mutual Funds consist of five separate registered investment companies, including the Trust, and 13 portfolios of those companies.

         B.  FIVE PERCENT SHAREHOLDERS
             -------------------------


         As of January 31, 2001, no persons owned of record or beneficially 5% or more of the Portfolio's Eagle Class of shares.

         C.  INVESTMENT ADVISER; SUBADVISER
             ------------------------------

         The investment adviser for the Portfolio is Eagle Asset Management, Inc. Eagle was organized as a Florida corporation in 1976. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

         Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated February 14, 1995, between the Trust, on behalf of the Portfolio, and Eagle, and subject to the control and direction of the Board, Eagle is responsible for overseeing the Portfolio's investment and noninvestment affairs. Under a Subadvisory Agreement, the Subadviser, subject to direction by Eagle and the Board, will provide investment advice and portfolio management services to the Portfolio for a fee payable by Eagle.

         Eagle also is obligated to furnish the Portfolio with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Portfolio. Eagle and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Eagle and its affiliates. The Portfolio pays all its other expenses that are not assumed by Eagle as described in the Prospectus. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party. The Portfolio also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

         The Advisory Agreement and the Subadvisory Agreement each were approved by the Board (including all of the Trustees who are not "interested persons" of Eagle or the Subadviser) and Eagle, as sole shareholder of the Portfolio, in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Eagle, the Subadviser or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Eagle to the Portfolio and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Eagle or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event Eagle ceases to be the adviser of the Portfolio or the Distributor ceases to be principal distributor of the Portfolio's shares, the right of the Portfolio to use the identifying name of "Eagle" may be withdrawn.

         Eagle and the Subadviser shall not be liable to the Portfolio or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Portfolio or for any losses that may be sustained in the purchase, holding or sale of any security.

         All of the officers of the Portfolio except for Messrs. Alexander and Zutz are officers or directors of Eagle or its affiliates. These relationships are described under "Trustees and Officers."

         ADVISORY FEE. The annual investment advisory fee paid monthly by the Portfolio to Eagle is 1.0% on the first $100 million of average daily net assets and .80% of average daily net assets thereafter.

         Eagle has contractually agreed to waive through the Portfolio's 2001 fiscal year management fees to the extent that the Eagle Class' annual operating expenses, exclusive of foreign taxes paid, exceed 2.53% of average daily net assets. For the three fiscal years ended October 31, 1998, 1999 and 2000, management fees amounted to $453,725, $477,822 and $506,058, respectively. For the same periods, Eagle waived its fees in the amounts of $52,276, $24,049 and $0, respectively.

         Eagle has entered into an agreement with the Subadviser to provide investment advisory advice and portfolio management services to the Portfolio for a fee based on the Portfolio's average daily net assets paid by Eagle to Martin Currie equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the three fiscal years ended October 31, 1998, 1999 and 2000, Eagle paid the Subadviser, fees of $226,862, $238,911 and $253,029, respectively.

         D.  BROKERAGE PRACTICES
             -------------------

         While the Portfolio generally purchases securities for long-term capital gains, the Portfolio may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A 100% turnover rate would occur if all the securities in the portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. The Portfolio's turnover rates for the two fiscal years ended October 31, 1999 and 2000 were 78% and 67%, respectively.

         Eagle and the Subadviser are responsible for the execution of the Portfolio's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the

Portfolio necessarily will be paying the lowest commission or spread available. Rather, the Portfolio also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

         It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, Eagle or the Subadviser may give consideration to research, statistical and other services furnished by broker-dealers, and to potential access to initial public offerings ("IPOs") that may be made available by such broker-dealers. In addition, Eagle or the
Subadviser may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other broker-dealers, provided that they determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle or the Subadviser in connection with services to clients other than the Portfolio. The Portfolio also may purchase and sell portfolio securities to and from broker-dealers who provide it with research services. However, portfolio transactions will not be directed by the Portfolio to broker-dealers on the basis of such research services.

         The Trustees may direct Eagle or the Subadviser to allocate a certain amount of commission business from certain funds to certain broker-dealers as consideration for the annual provision of certain data provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationships among the funds, Eagle and the Subadviser).

         The Portfolio may use the Distributor or its affiliates or affiliates of the Subadviser as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor or its affiliates will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         Eagle and the Subadviser also may select other brokers to execute portfolio transactions. In the OTC market, the Portfolio generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

         Aggregate brokerage commissions paid by the Portfolio for the three fiscal years ended October 31, 1998, 1999 and 2000 amounted to $134,334, $191,194 and $137,739, respectively.

         The Portfolio may not buy securities from, or sell securities to the Distributor or its affiliates as principal. However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which the Distributor or its affiliates are participants. The Board will consider the possibilities of seeking to recapture for the benefit of the Portfolio expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, its affiliates or certain affiliates of the Subadviser, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

         Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits the Distributor from executing transactions on an exchange for the Portfolio except pursuant to written consent by the Portfolio. The Portfolio has provided the Distributor with its written consent to execute transactions on an exchange on behalf of the Portfolio.

         Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, Eagle, the Subadviser and the Distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Portfolio to invest in securities that may be owned by the Portfolio, subject to certain restrictions.

         E.  DISTRIBUTION OF SHARES
             ----------------------

         DISTRIBUTION. Raymond James & Associates, Inc., P.O. Box 33022, St. Petersburg, Florida, 33733, serves as distributor of the funds' shares.





         Shares of the Portfolio are offered continuously through the Distributor, which is the funds' principal underwriter, and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act. The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer Eagle Class shares as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers.

         DISTRIBUTION AGREEMENT. The Portfolio has adopted a Distribution Agreement pursuant to which the Distributor bears the cost of making information about the Eagle Class shares available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Eagle Class shareholders and for maintaining shareholder accounts. The Portfolio pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

         The Distribution Agreement may be terminated at any time on 60 days written notice without payment of any penalty by either party. The Portfolio may effect such termination by vote of a majority of the outstanding voting securities of a fund or by vote of a majority of the Independent Trustees. For so long as the Distribution Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

         RULE 12B-1 DISTRIBUTION PLAN. The Portfolio has adopted a Distribution Plan under Rule 12b-1 for the Eagle Class shares ("Plan"). The Plan permits the Portfolio to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of Eagle Class shares.

         As  compensation  for  services  rendered  and  expenses  borne  by the
Distributor in connection with the distribution of Eagle Class shares and in connection with personal services rendered to Eagle Class shareholders and the Eagle Class shareholder accounts, the Portfolio pays the Distributor distribution and service fees of up to 1.00 % of the Portfolio's average daily net assets. The Distributor intends to use 0.25% of those fees as a service fee to compensate participating dealers or participating banks including, for this purpose, certain financial institutions for services provided in connection with the maintenance of shareholder accounts. These fees are computed daily and paid monthly. For the 2000 fiscal year, the Distributor received 12b-1 fees of $320,985. All 12b-1 fees are paid to the Distributor.

         The Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Portfolio (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving the Plan, the Board determined that there is a reasonable likelihood that the Portfolio and its shareholders will benefit from the Plan. The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Eagle Class shares of the Portfolio. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in the Plan that would increase materially the distribution cost to a class requires shareholder approval of the Eagle Class.

         The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose. If the Plan is terminated, the obligation of the Portfolio to make payments to the Distributor pursuant to the Plan will cease and the Portfolio will not be required to make any payment past the date the Plan terminates.

         F.  ADMINISTRATION OF THE PORTFOLIO
             -------------------------------

         ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Eagle, subject to the control of the Board, will manage, supervise and conduct the administrative and business affairs of the Portfolio; furnish office space and equipment; oversee the activities of the Subadviser, the Custodian and fund accountant, and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Eagle and its affiliates. Heritage is the transfer and dividend disbursing agent for the Portfolio and provides certain shareholder servicing activities for customers of the Portfolio. State Street Bank & Trust is the fund accountant for the Portfolio. The Portfolio pays directly for fund accounting and transfer agent services. The Portfolio pays Heritage its cost plus 10% for its services as transfer and dividend disbursing agent. [Ask Francine]

         Under a separate Administration Agreement between Eagle and Heritage, Heritage provides certain noninvestment services to the Portfolio for a fee payable by Eagle equal to .10% on the first $100 million of average daily net assets, and .05% thereafter.

         CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Portfolio's assets. The Custodian also provides portfolio accounting and certain other services to the Portfolio.

         LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Portfolio.

         INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. PricewaterhouseCoopers LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, are the independent certified public accountants for the Trust. The Financial Statements and Financial Highlights of the Trust that appear in this SAI have been audited by PricewaterhouseCoopers LLP, as stated in their report appearing herein.

         G.  POTENTIAL LIABILITY
             -------------------

         Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Portfolio. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Portfolio. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Portfolio or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Portfolio's obligations, the Portfolio is required to use its property to protect or compensate the shareholder. On request, the Portfolio will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Portfolio. Therefore, financial loss resulting from liability as a shareholder will occur only if the Portfolio itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX A
                           PORTFOLIO INVESTMENT TABLE

All percentage limitations are based on the Portfolio's total assets, unless otherwise specified.

    N    Net Assets

    10   minimum percent of assets (italic type)
    10   no more than specified percent of assets (Roman type)
    * no policy limitation on usage permitted, but typically has not been used


     ------------------------------------------------------------------------------------------------------------------
     o    Equity Securities                     65          o    Foreign Securities Exposure            65

     o    Convertible Securities:                           o    ADRs                                   *

          ->  Investment Grade                  *           o    Hedging Instruments:

          ->  Below Investment Grade            5                ->  Futures Contracts                  *

                                                                 ->  Options                            *

     o    Corporate Debt                        35(1)            ->  Forward Contracts (including       *
                                                                     foreign currency
                                                                     transactions)

     o    Short-Term Money Market Instruments   35(2)       o    Forward Commitments                    *

     o    Illiquid Securities                   10          o    Index Securities and Other             10
                                                                       Investment Companies

     o    Repurchase Agreements                 35          o    When-issued and Delayed Delivery       *
                                                                       Transactions

     o    Reverse Repurchase Agreements         331/3       o    Loans of Portfolio Securities          ||

     o    U.S. Government Securities            35          o    Temporary Defensive Measures           10
     ------------------------------------------------------------------------------------------------------------------

(1) Investment grade non-convertible debt.
(2) Excluding those short-term money market instruments not separately listed.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Portfolio may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-1. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Portfolio may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                            AND FINANCIAL STATEMENTS

         The Report of the Independent Certified Public Accountants and Financial Statements are incorporated herein by reference from the Eagle International Equity Portfolio's Annual Report for Eagle Shareholders for the fiscal year ended October 31, 2000, filed with the Securities and Exchange Commission on January 4, 2001, Accession No. 0001016843-01-000003.

                            PART C. OTHER INFORMATION

Item 23.    EXHIBITS

             (a)         Declaration of Trust*

             (b)         Bylaws*

             (c)         Voting trust agreement - none

             (d)(i)(A)   Investment Advisory and Administration Agreement*

                (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

                (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (i)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (i)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund++

                (ii)     Investment   Advisory  and   Administration   Agreement
                         between   Eagle  Asset   Management,   Inc.  and  Eagle
                         International Equity Portfolio*

                (iii)(A) Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                (iii)(B) Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                (iv)(A)  Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                (iv)(B) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                (iv)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (iv)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (iv)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (iv)(F) Amended Schedule A relating to the addition of the Technology Fund++

                (v)      Subadvisory  Agreement  between Eagle Asset Management,
                         Inc.   and  Martin   Currie  Inc.   relating  to  Eagle
                         International Equity Portfolio*

            (e)          Distribution Agreement*

            (f)          Bonus, profit sharing or pension plans - none

            (g)          Form of Custodian Agreement*

            (h)(i)       Form of Transfer Agency and Service Agreement*

                (ii)(A)  Form of Fund Accounting and Pricing Service Agreement*

                (ii)(B) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (ii)(C) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (ii)(D) Amended Schedule A relating to the addition of the Technology Fund++

            (i)          Opinion and consent of counsel (filed herewith)

            (j)          Consent of Independent Auditors (filed herewith)

            (k)          Financial statements omitted from prospectus - none

            (l)          Letter of investment intent*

            (m)(i)(A)    Class A Plan pursuant to Rule 12b-1*

                (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

                (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (i)(D) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                (i)(E) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

                (i)(F) Amended Schedule A relating to the addition of the Technology Fund++

                (ii)(A)  Class C Plan pursuant to Rule 12b-1*

                (ii)(B) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (ii)(C) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                (ii)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

                (ii)(E) Amended Schedule A relating to the addition of the Technology Fund++

                (iii)    Eagle Class Plan pursuant to Rule 12b-1*

                (iv)(A)  Class B Plan pursuant to Rule 12b-1***

                (iv)(B) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (iv)(C) Amended Schedule A relating to the addition of the Technology Fund++

            (n)(i)       Plan pursuant to Rule 18f-3*

                (ii)     Amended Plan pursuant to Rule 18f-3**

                (iii)    Amended Plan pursuant to Rule 18f-3+

                (iv) Amended Plan pursuant to Rule 18f-3 relating to the addition of the Technology Fund++

            (o)          Reserved

            (p)(i) Code of Ethics for Heritage Asset Management, Inc. and Heritage Family of Investment Companies+++

            (p)(ii) Code of Ethics for Awad Asset Management, Inc. (filed herewith)

            (p)(iii) Code of Ethics for Eagle Asset Management, Inc. (filed herewith)

            (p)(iv)      Code of Ethics for Martin Currie Inc. (filed herewith)

            (p)(v)       Code  of  Ethics   for   Osprey   Partners   Investment
                         Management, LLC - (filed herewith)

            (p)(vi) Code of Ethics for Raymond James Financial Services, Inc. (to be filed by amendment)

---------------------------

      * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

      ** Incorporated by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

      *** Incorporated by reference from the Trust's Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

      + Incorporated by reference from the Trust's Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on October 30, 1998.

      ++ Incorporated by reference from the Trust's Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on September 3, 1999.

      +++ Incorporated by reference from the Trust's Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on December 29, 2000.



Item 24.    PERSONS CONTROLLED BY OR UNDER
            COMMON CONTROL WITH REGISTRANT

            None.

Item 25.    INDEMNIFICATION

      Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking;

            (ii) the Trust is insured against losses arising out of any such advance payments; or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

      Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

      Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 7 of the Distribution Agreement between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 26.    I.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Eagle's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.

      Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, Growth Equity, Mid Cap Stock, Aggressive Growth and Technology Funds of the Trust. Heritage's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

            II.  BUSINESS AND OTHER CONNECTIONS OF SUBADVISER

      Martin Currie Inc., a New York corporation, is a wholly owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie provides subadvisory services to the Eagle International Portfolio. Martin Currie's offices are located at Edinburgh, Scotland. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

      Awad Asset Management, Inc. is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Awad is primarily engaged in the investment advisory business. Awad provides subadvisory services to the Small

Cap Stock Fund. Awad's offices are located at 477 Madison Ave., New York, NY. 10022. Information as to the officers and directors of Awad is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

      Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides subadvisory services to the Aggressive Growth, Growth Equity, Mid Cap Stock, Small Cap Stock, Technology and Value Equity Funds. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

      Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 077702, is a registered investment adviser. Osprey is primarily engaged in the investment advisory business. Osprey provides advisory services to the Value Equity Fund. Information as to the officers and directors of Osprey is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.    PRINCIPAL UNDERWRITER

            (a) Raymond James & Associates, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716 is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:

                           Positions & Offices                 Position
Name                        With Underwriter                   With Registrant
----                        ----------------                   ---------------

Thomas A. James            Chief Executive Officer, Director   Trustee

Robert F. Shuck            Executive Vice President,           None
                           Director

Thomas S. Franke           President, Chief Operating          None

                           Officer, Director

Lynn Pippenger             Secretary/Treasurer, Chief          None
                           Financial Officer, Director

Dennis Zank                Executive Vice President            None
                           of Operations
                           and Administration, Director

      The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

      For the Small Cap Stock Fund, the Mid Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund and the Technology Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended ("1940 Act"), are maintained by Heritage. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

Item 29.    MANAGEMENT SERVICES

            Not applicable.

Item 30.    UNDERTAKINGS

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on February 23, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    HERITAGE SERIES TRUST

                                    By:  /s/ Richard K. Reiss
                                         --------------------
                                         Richard K. Reiss
                                         President

Attest:

/s/ Donald H. Glassman
-----------------------------
Donald H. Glassman, Treasurer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date


/s/Richard K. Reiss           President and Trustee        February 23, 2001
--------------------------
Richard K. Reiss

Thomas A. James*                     Trustee               February 23, 2001
--------------------------
Thomas A. James

C. Andrew Graham*                    Trustee               February 23, 2001
--------------------------
C. Andrew Graham

David M. Phillips*                   Trustee               February 23, 2001
--------------------------
David M. Phillips

James L. Pappas*                     Trustee               February 23, 2001
--------------------------
James L. Pappas

Donald W. Burton*                    Trustee               February 23, 2001
--------------------------
Donald W. Burton

Eric Stattin*                        Trustee               February 23, 2001
--------------------------
Eric Stattin


/s/ Donald H. Glassman              Treasurer              February 23, 2001
--------------------------
Donald H. Glassman


*By: /s/Donald H. Glassman
--------------------------
   Donald H. Glassman,
    Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number      Description                                                 Page
------      -----------                                                 ----

            (a)          Declaration of Trust*

            (b)          Bylaws*

            (c)          Voting trust agreement - none

            (d)(i)(A)    Investment Advisory and Administration Agreement*

                (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

                (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (i)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (i)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund++

                (ii)     Investment   Advisory  and   Administration   Agreement
                         between   Eagle  Asset   Management,   Inc.  and  Eagle
                         International Equity Portfolio*

                (iii)(A) Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                (iii)(B) Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                (iv)(A)  Subadvisory    Agreement    between    Heritage   Asset
                         Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                (iv)(B) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                (iv)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (iv)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (iv)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (iv)(F) Amended Schedule A relating to the addition of the Technology Fund++

                (v)      Subadvisory  Agreement  between Eagle Asset Management,
                         Inc.   and  Martin   Currie  Inc.   relating  to  Eagle
                         International Equity Portfolio*

            (e)          Distribution Agreement*

            (f)          Bonus, profit sharing or pension plans - none

            (g)          Form of Custodian Agreement*

            (h)(i)       Form of Transfer Agency and Service Agreement*

                (ii)(A)  Form of Fund Accounting and Pricing Service Agreement*

                (ii)(B) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

                (ii)(C) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (ii)(D) Amended Schedule A relating to the addition of the Technology Fund++

            (i)          Opinion and consent of counsel (filed herewith)

            (j)          Consent of Independent Auditors (filed herewith)

            (k)          Financial statements omitted from prospectus - none

            (l)          Letter of investment intent*

            (m)(i)(A)    Class A Plan pursuant to Rule 12b-1*

                (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

                (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (i)(D) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                (i)(E) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

                (i)(F) Amended Schedule A relating to the addition of the Technology Fund++

                (ii)(A)  Class C Plan pursuant to Rule 12b-1*

                (ii)(B) Amended Schedule A relating to the addition of the Growth Equity Fund*

                (ii)(C) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                (ii)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

                (ii)(E) Amended Schedule A relating to the addition of the Technology Fund++

                (iii)    Eagle Class Plan pursuant to Rule 12b-1*

                (iv)(A)  Class B Plan pursuant to Rule 12b-1***

                (iv)(B) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

                (iv)(C) Amended Schedule A relating to the addition of the Technology Fund++

            (n)(i)       Plan pursuant to Rule 18f-3*

                (ii)     Amended Plan pursuant to Rule 18f-3**

                (iii)    Amended Plan pursuant to Rule 18f-3+

                (iv) Amended Plan pursuant to Rule 18f-3 relating to the addition of the Technology Fund++

            (o)          Reserved

            (p)(i) Code of Ethics for Heritage Asset Management, Inc. and Heritage Family of Investment Companies+++

            (p)(ii) Code of Ethics for Awad Asset Management, Inc. (filed herewith)

            (p)(iii) Code of Ethics for Eagle Asset Management, Inc. (filed herewith)

            (p)(iv)      Code of Ethics for Martin Currie Inc. (filed herewith)

            (p)(v)       Code  of  Ethics   for   Osprey   Partners   Investment
                         Management, LLC - (filed herewith)

            (p)(vi) Code of Ethics for Raymond James Financial Services, Inc. (to be filed by amendment)

---------------------------

      * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

      ** Incorporated by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

      *** Incorporated by reference from the Trust's Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

      + Incorporated by reference from the Trust's Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on October 30, 1998.

      ++ Incorporated by reference from the Trust's Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on September 3, 1999.

      +++ Incorporated by reference from the Trust's Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on December 29, 2000.